Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	52
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$436,084.11

Principal:
Principal Collections	$8,280,700.93
Prepayments in Full	$2,579,124.86
Liquidation Proceeds	$56,311.15
Recoveries	$98,058.83
Sub Total	$11,014,195.77
Collections	$11,450,279.88

Purchase Amounts:
Purchase Amounts Related to Principal	$371,423.18
Purchase Amounts Related to Interest	$2,291.28
Sub Total	$373,714.46

Clean-up Call	$100,139,034.64

Reserve Account Draw Amount	$10,394,773.71

Available Funds - Total	$122,357,802.69

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	52
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$122,357,802.69
Servicing Fee	$92,984.68	$92,984.68	$0.00	$0.00	$122,264,818.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$122,264,818.01
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$122,264,818.01
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$122,264,818.01
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$122,264,818.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$122,264,818.01
Interest - Class B Notes	$40,038.12	$40,038.12	$0.00	$0.00	$122,224,779.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$122,224,779.89
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$122,155,446.56
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$122,155,446.56
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$122,057,779.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$122,057,779.89
Regular Principal Payment	$108,769,909.25	$108,769,909.25	$0.00	$0.00	$13,287,870.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$13,287,870.64
Residual Released to Depositor	$0.00	$13,287,870.64	$0.00	$0.00	$0.00
Total		$122,357,802.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$108,769,909.25
Total					$108,769,909.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$28,769,909.25	$479.58	$40,038.12	$0.67	$28,809,947.37	$480.25
Class C Notes	$40,000,000.00	$1,000.00	$69,333.33	$1.73	$40,069,333.33	$1,001.73
Class D Notes	$40,000,000.00	$1,000.00	$97,666.67	$2.44	$40,097,666.67	$1,002.44
Total	$108,769,909.25	$53.32	$207,038.12	$0.10	$108,976,947.37	$53.42

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	52

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$28,769,909.25	0.4795784	$0.00	0.0000000
Class C Notes	$40,000,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$40,000,000.00	1.0000000	$0.00	0.0000000
Total	$108,769,909.25	0.0533222	$0.00	0.0000000

Pool Information
Weighted Average APR	4.887%	4.942%
Weighted Average Remaining Term	16.12	15.47
Number of Receivables Outstanding	18,856	18,044
Pool Balance	$111,581,618.74	$100,139,034.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$108,769,909.25	$97,716,838.63
Pool Factor	0.0536720	0.0481680

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$2,422,196.01
Targeted Overcollateralization Amount	$2,422,196.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$100,139,034.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$10,394,773.71
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(10,394,773.71)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	52
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$155,023.98
(Recoveries)		208	$98,058.83
Net Loss for Current Collection Period			$56,965.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6126%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.1520%
Second Preceding Collection Period			0.9613%
Preceding Collection Period			0.3716%
Current Collection Period			0.6457%
Four Month Average (Current and Preceding Three Collection Periods)			0.5327%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		8,711	$18,039,276.23
(Cumulative Recoveries)			$2,838,783.87
Cumulative Net Loss for All Collection Periods			$15,200,492.36
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7312%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,070.86
Average Net Loss for Receivables that have experienced a Realized Loss			$1,744.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.70%	415	$3,705,803.99
61-90 Days Delinquent	0.49%	44	$485,760.33
91-120 Days Delinquent	0.18%	16	$177,714.58
Over 120 Days Delinquent	1.50%	107	$1,498,037.23
Total Delinquent Receivables	5.86%	582	$5,867,316.13

Repossession Inventory:
Repossessed in the Current Collection Period		12	$128,883.60
Total Repossessed Inventory		22	$261,261.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8938%
Preceding Collection Period			0.9175%
Current Collection Period			0.9255%
Three Month Average			0.9123%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	52

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer